Note 15 (Tables)	6 Months Ended
Jun. 30, 2024
Investments in subsidiaries, joint ventures and associates reported in separate financial statements [abstract]
Investments In Subsidiaries Joint Ventures And Associates [Table Text Block]
The breakdown of the balance of “Investments in joint ventures and associates” in the condensed consolidated balance sheets is as follows:

Joint ventures and associates (Millions of Euros)
	June 2024	December 2023
Joint ventures	92	93
Associates	872	883
Total	964	976